UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2009
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      545317
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Amgen                           COM             031162100    18520   373981 SH       SOLE                   373981
AMAZON.COM                      COM             023135106    28157   383396 SH       SOLE                   383396
Air Products                    COM             009158106    20451   363566 SH       SOLE                   363566
Apollo Group                    COM             037604105    21563   275282 SH       SOLE                   275282
BOEING CO                       COM             097023105    15864   445865 SH       SOLE                   445865
BB&T Corporation                COM             054937107    13344   788645 SH       SOLE                   788645
Bemis Co.                       COM             081437105    17187   819581 SH       SOLE                   819581
Burlington Northern Santa Fe    COM             12189T104    15247   253481 SH       SOLE                   253481
Cardinal Health                 COM             14149Y108    17779   564760 SH       SOLE                   564760
CEPHALON INC                    COM             156708109    18536   272189 SH       SOLE                   272189
Colgate-Palmolive Co            COM             194162103    18172   308098 SH       SOLE                   308098
Covidien                        COM             G2552X108    16000   481346 SH       SOLE                   481346
DIRECTV GROUP INC               COM             25459L106    22339   980196 SH       SOLE                   980196
EXPRESS SCRIPTS                 COM             302182100    17667   382646 SH       SOLE                   382646
HEWLETT PACKARD CO              COM             428236103    17742   553403 SH       SOLE                   553403
INTERNATIONAL BUSINESS MACHS    COM             459200101    22953   236895 SH       SOLE                   236895
MCDONALDS CORP                  COM             580135101    17960   329117 SH       SOLE                   329117
Marsh & McClennan               COM             571748102    16751   827193 SH       SOLE                   827193
Microsoft                       COM             594918104    17394   946879 SH       SOLE                   946879
ORACLE CORP                     COM             68389X105    21051  1164978 SH       SOLE                  1164978
Pitney-Bowes                    COM             724479100    18267   782313 SH       SOLE                   782313
Raytheon Co                     COM             755111507    15781   405270 SH       SOLE                   405270
The Charles Schwab Corporation  COM             808513105    18827  1214673 SH       SOLE                  1214673
Sara Lee                        COM             803111103    16298  2017140 SH       SOLE                  2017140
Southwestern Energy Co          COM             845467109    20805   700731 SH       SOLE                   700731
Sysco Corp                      COM             871829107    19011   833808 SH       SOLE                   833808
U.S. Bancorp Del New            COM             902973304    11861   811858 SH       SOLE                   811858
Walgreen                        COM             931422109    19639   756522 SH       SOLE                   756522
Wells Fargo & Company New       COM             949746101    10120   710699 SH       SOLE                   710699
WAL MART STORES INC             COM             931142103    20031   384469 SH       SOLE                   384469